LEASES - Operating Lease, Maturity (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2024	¥ 22,949	$ 3,232
2025	6,202	873
2026	6,378	898
2027	6,562	924
2028	3,087	435
Thereafter	4,825	680
Total undiscounted lease payments	50,003	7,042
Less: imputed interest	(5,014)	(705)
Total lease liabilities	¥ 44,989	$ 6,337